7. OPERATING EXPENSES	12 Months Ended
Dec. 31, 2017
Operating Expenses
OPERATING EXPENSES

7. OPERATING EXPENSES

Years ended December 31,	2017	2016	2015
Compensation and employee benefits (a)	$85,135	$71,841	$65,819
Other operating expenses (b)	42,895	39,359	41,947
Cost of sales (c)	59,657	63,723	76,513
Operating expenses	$187,687	$174,923	$184,279

(a)	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation. The balance for the year ended December 31, 2017 included $14.2 million of expenses associated with a special payment to stock option holders, including associated benefit expenses. There were no expenses for the special payment recognized in the year ended December 31, 2016 and 2015.
(b)	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs.
(c)	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.